Other Current Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets	OTHER CURRENT ASSETS
As of December 31, 2020 and 2019, the following table provides a reconciliation of the other current assets within the Consolidated Balance Sheets:

(in thousands of $)	2020	2019
Trade accounts receivable, net	4,050	5,425
Accrued income	6,024	2,534
Prepaid expenses	11,344	2,788
Other receivables	3,643	1,044
Total other current assets	25,061	11,791
Trade accounts receivables are presented net of allowances for doubtful accounts amounting to $nil as of December 31, 2020 (2019: $nil).